Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BBH Trust
Central Index Key	dei_EntityCentralIndexKey	0001342947
Document Creation Date	dei_DocumentCreationDate	Nov. 20, 2014
Document Effective Date	dei_DocumentEffectiveDate	Nov. 20, 2014
Prospectus Date	rr_ProspectusDate	Oct. 28, 2014